Cash and cash equivalents and financial investments (Tables)	12 Months Ended
Dec. 31, 2025
Cash And Cash Equivalents And Financial Investments
Schedule of cash and cash equivalents

	12.31.2025	12.31.2024
Cash at bank and in hand	222	136
Financial investments classified as cash equivalents
- In Brazil
Brazilian interbank deposit rate investment funds and repurchase agreements	1,178	1,453
Bank Deposit Certificates and other investment funds	211	186
	1,389	1,639
- Abroad
Time deposits	3,315	728
Sweep accounts and interest-bearing accounts	1,498	726
Other financial investments	47	42
	4,860	1,496
Total financial investments classified as cash equivalents	6,249	3,135
Total	6,471	3,271

Schedule of financial investments

			12.31.2025			12.31.2024
	In Brazil	Abroad	Total	In Brazil	Abroad	Total
Fair value through profit or loss	204	−	204	531	−	531
Amortized cost	2,492	33	2,525	2,308	2,006	4,314
Total	2,696	33	2,729	2,839	2,006	4,845
Current	2,693	33	2,726	2,257	2,006	4,263
Non-current	3	−	3	582	−	582